Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation				$ 814
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	$ 0	$ 0	$ 0	814
Book value of shares purchased for cancellation				$ 97
Average cost of shares purchased for cancellation				$ 103.62
Average book value of shares purchased for cancellation				$ 12.34